Inventories (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Details of inventories
Goods for resale	€ 137,887	€ 158,049
Raw materials and supplies	657,060	595,392
Work in progress and semi-finished goods	721,088	654,724
Finished goods	743,319	594,116
Total inventories	2,259,354	2,002,281
Movement in the inventory provision
Impairment on inventories	5,000
Inventory provision
Movement in the inventory provision
Balance at 1 January	122,613	104,251	€ 48,840
Net charge for the year	28,092	42,255	42,096
Cancellations for the year	(269)	(189)	(118)
Translation differences	8,288	(23,704)	13,433
Balance at 31 December	€ 158,724	€ 122,613	€ 104,251